Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous non-current assets [abstract]
Schedule of Other Non-Current Assets

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Deductible value-added tax (i)	18,045	1,109
Prepayments for purchase of non-current assets	341	408
Others	420	237
	18,806	1,754

(i)
The RMB 18.0 million of value-added tax receivable as of December 31, 2021 was refunded to the Company during the year ended December 31, 2022.